East Tank Farm Development Partnership (ETFD)	12 Months Ended
Dec. 31, 2017
EAST TANK FARM DEVELOPMENT PARTNERSHIP (ETFD)
EAST TANK FARM DEVELOPMENT PARTNERSHIP

38. EAST TANK FARM DEVELOPMENT PARTNERSHIP (ETFD)

The ETFD consists of bitumen storage, blending and cooling facilities and connectivity to third party pipelines and began operations on July 14, 2017. ETFD will be solely responsible for moving the product of the Fort Hills joint operation to market. On November 22, 2017, the company completed the previously announced disposition of a 49% ownership interest in the ETFD to the Fort McKay First Nation and the Mikisew Cree First Nation for gross proceeds of $503 million. Suncor retained a 51% ownership interest and remains as operator of the assets. The assets are held by a newly formed limited partnership, which has a non-discretionary obligation to distribute the variable monthly residual cash in ETFD to the partners. Therefore, the company has recorded a liability within Other Long-Term Liabilities to reflect the 49% non-controlling interest of the third parties. As a result, the company will continue to consolidate 100% of the results of the Partnership. During the year ended December 31, 2017 the company paid $25 million in distributions to the partners, of which $5 million was allocated to interest expense and $20 million to the principal.